Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Certain Equity Grant Practices
We do not currently grant awards of stock options or stock appreciation rights. We do not take material nonpublic information into account when determining the timing and terms of such an award
, and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not currently grant awards of stock options or stock appreciation rights. We do not take material nonpublic information into account when determining the timing and terms of such an award
, and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false